Condensed Financial Information of the Company - CONDENSED STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income for the period	$ 257,719	$ 307,912	$ 226,467
Items that may be reclassified to profit or loss:
Share of other comprehensive (loss) / income from subsidiaries and associates from continuing operations	81	19	(70)
Total Other comprehensive income / (loss)	(77,149)	463,516	(281,750)
Parent | Reportable legal entities
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income for the period	234,618	279,268	239,518
Items that may be reclassified to profit or loss:
Share of other comprehensive (loss) / income from subsidiaries and associates from continuing operations	(58,396)	363,884	(231,688)
Total Other comprehensive income / (loss)	$ 176,222	$ 643,152	$ 7,830